Leases - Additional Information (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2023	Jan. 31, 2022	Apr. 30, 2022	Apr. 30, 2021
Lessee Disclosure [Abstract]
Rent expense	$ 45,099	$ 49,422	$ 130,663	$ 139,151	$ 179,364	$ 173,405
Operating lease incremental borrowing rate	12.00%		12.00%		12.00%